STOCK OPTIONS	12 Months Ended
Oct. 31, 2010
Stock Options [Abstract]
Stock Options [Text Block]
7. STOCK OPTIONS:

2004 Stock Option Plan

In November 2004, our board of directors adopted and stockholders approved the 2004 Stock Option Plan (“2004 Plan”). The 2004 Plan provides for the grant of options to purchase up to 2,381,525 shares of our common stock to employees, officers, directors and consultants. Options may be either “incentive stock options” or non-qualified options under the Federal tax laws. Incentive stock options may be granted only to our employees, while non-qualified options may be issued, in addition to employees, to non-employee directors, and consultants. Except as determined by the Administrator at the time of the grant of the Options, a participant Options vest over four years, twenty-five percent of the granted amount on or after the first year anniversary of the date of the granting of an Options and the balance to vest an additional one twelfth of the Options granted for each additional three-month period following the first anniversary over a next three years.

The 2004 Plan is administered by “disinterested members” of the board of directors or the Compensation Committee, who determine, among other things, the individuals who shall receive options, the time period during which the options may be partially or fully exercised, the number of shares of common stock issuable upon the exercise of each option and the option exercise price.

Subject to a number of exceptions, the exercise price per share of common stock subject to an incentive option may not be less than the fair market price value per share of common stock on the date the option is granted. The per share exercise price of the common stock subject to a non-qualified option may be established by the board of directors, but shall not, however, be less than 85% of the fair market value per share of common stock on the date the option is granted. The aggregate fair market value of common stock for which any person may be granted incentive stock options which first become exercisable in any calendar year may not exceed $100,000 on the date of grant.

We must grant options under the 2004 Plan within ten years from the effective date of the 2004 Plan. The effective date of the Plan was November 12, 2004. Subject to a number of exceptions, holders of incentive stock options granted under the Plan cannot exercise these options more than ten years from the date of grant. Options granted under the 2004 Plan generally provide for the payment of the exercise price in cash and may provide for the payment of the exercise price by delivery to us of shares of common stock already owned by the optionee having a fair market value equal to the exercise price of the options being exercised, or by a combination of these methods. Therefore, if it is provided in an optionee’s options, the optionee may be able to tender shares of common stock to purchase additional shares of common stock and may theoretically exercise all of his stock options with no additional investment other than the purchase of his original shares. As of October 31, 2010, 2,319,025 options were granted under the 2004 plan.

2005 Stock Option Plan

In June 2006, our board of directors adopted and stockholders approved on June 6, 2006, the 2005 Stock Option Plan (“2005 Plan”).

The 2005 Plan provides for the grant of options to purchase up to 5,600,000 shares of our common stock to employees, officers, directors and consultants. Options may be either “incentive stock options” or non-qualified options under the Federal tax laws. Incentive stock options may be granted only to our employees, while non-qualified options may be issued to non-employee directors, consultants and others, as well as to our employees.

The 2005 Plan is administered by “disinterested members” of the board of directors or the compensation committee, who determine, among other things, the individuals who shall receive options, the time period during which the options may be partially or fully exercised, the number of shares of common stock issuable upon the exercise of each option and the option exercise price.

Subject to a number of exceptions, the exercise price per share of common stock subject to an incentive option may not be less than the fair market value per share of common stock on the date the option is granted. The per share exercise price of the common stock subject to a non-qualified option may be established by the board of directors, but shall not, however, be less than 85% of the fair market value per share of common stock on the date the option is granted. The aggregate fair market value of common stock for which any person may be granted incentive stock options which first become exercisable in any calendar year may not exceed $100,000 on the date of grant.

We must grant options under the 2005 Plan within ten years from the effective date of the 2005 Plan. The effective date of the Plan was January 1, 2005. Subject to a number of exceptions, holders of incentive stock options granted under the 2005 Plan cannot exercise these options more than ten years from the date of grant. Options granted under the 2005 Plan generally provide for the payment of the exercise price in cash and may provide for the payment of the exercise price by delivery to us of shares of common stock already owned by the optionee having a fair market value equal to the exercise price of the options being exercised, or by a combination of these methods. Therefore, if it is provided in an optionee’s options, the optionee may be able to tender shares of common stock to purchase additional shares of common stock and may theoretically exercise all of his stock options with no additional investment other than the purchase of his original shares. As of October 31, 2010 there were 4,983,667 options granted under the 2005 plan.

On November 12, 2004, in connection with the recapitalization,(see Note 10), the options granted under the 2002 option plan were canceled, and employees and consultants were granted options of Advaxis under the 2004 plan. The cancellation and replacement had no accounting consequence since the aggregate intrinsic value of the options immediately after the cancellation and replacement was not greater than the aggregate intrinsic value immediately before the cancellation and replacement, and the ratio of the exercise price per share to the fair value per share was not reduced. Additionally, the original options were not modified to accelerate vesting or extend the life of the new options. The table provided in this Note 7 reflects the options on a post recapitalization basis.
2009 Stock Option Plan

Our board of directors adopted the 2009 Stock Option Plan (the “2009 Plan”), effective July 21, 2009, and was approved by our shareholders in June 2010.  An aggregate of 20,000,000 shares (subject to adjustment by the compensation committee) are reserved for issuance upon the exercise of options granted under the plan.    As of October 31, 2010, options to purchase 19,209,732 shares of our common stock have been granted under the 2009 Plan.  The purpose of this plan is to, among other things, (i) comply with certain exclusions from the limitations of Section 162(m) of the Internal Revenue Code of 1986, which we refer to as the Code, and (ii) comply with the incentive stock options rules under Section 422 of the Code.  The maximum number of shares of common stock to which options may be granted to any one individual under the 2009 Plan is 6,000,000 (subject to adjustment by the compensation committee).

A summary of the grants, cancellations and expirations (none were exercised) of the Company’s outstanding options for the periods starting with October 31, 2008 through October 31, 2010 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value

Outstanding as of October 31, 2008	8,812,841	$0.22	6.3	$167,572
Granted	10,150,000	0.10	9.8	294,500
Exercised	-	-	-	-
Cancelled or Expired	(631,250)	0.13	7.5	(15,000)
Outstanding as of October 31, 2009	18,331,591	0.16	6.0	$306,500
Granted	11,075,000	0.16	9.8	42,500
Exercised	(306,000)	0.09	8.1	(16,860)
Cancelled or Expired	(2,633,167)	0.12	8.6	(104,912)
Outstanding as of October 31, 2010	26,467,424	0.16	7.4	415,967
Vested & Exercisable at October 31, 2010	14,157,007	$0.17	6.0	$283,217

The fair value of options granted for the year ended October 31, 2010 amounted to $1,409,841

The following table summarizes significant ranges of outstanding and exercisable options as of October 31, 2010 (number outstanding and exercisable in thousands):

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding (000’s)	Weighted- Average Remaining Contractual Life (in Years)	Weighted- Average Exercise Price per Share	Aggregate Intrinsic Value	Number Exercisable (000’s)	Weighted- Average Exercise Price per Share	Aggregate Intrinsic Value
$0.09-0.11	8,133	8.3	0.10	$356,667	5,283	$0.10	$260,833
0.12-0.13	1,750	5.2	$0.13	42,500	583	0.13	14,167
0.14-0.17	11,281	3.0	0.15	16,800	3,055	0.15	8,217
0.18-0.21	606	3.3	0.19	0	539	0.19	0
0.22-0.25	1,308	4.1	0.22	0	1,308	0.22	0
0.26-0.29	3,067	4.0	0.28	0	3,067	0.28	0
0.30-0.43	322	2.3	0.37	0	322	0.37	0
Total	26,467	5.0	$0.16	$415,967	14,157	$0.17	$283,217

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s closing stock price of $0.15 as of October 31, 2010.

As of October 31, 2010, there was approximately $1,150,000 of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining average vesting period of 2.3 years.

A summary of the status of the Company’s nonvested shares as of October 31, 2007, and changes during the years ended October 31, 2009 and 2008 are presented below:	Number of Shares	Weighted Average Exercise Price at Grant Date	Weighted Average Remaining Contractual Term (in years)
Non-vested shares at October 31, 2008	1,413,278	$0.18	7.5
Options granted	6,766,667	$0.10	9.3
Options vested	(1,459,528)	$0.19	6.0
Non-vested shares at October 31, 2009	6,720,417	$0.10	8.7
Options Granted	10,108,333	$0.14	2.8
Options Vested	(4,518,333)	$0.10	1.0
Non-vested shares at October 31, 2010	12,310,417	$0.13	2.3